Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Sep. 29, 2014
Prospectus Date	Sep. 29, 2014
Classes A and C Prospectus | PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	PBAAX
Classes A and C Prospectus | PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	PBCCX
Classes A and C Prospectus | PNC INTERNATIONAL EQUITY FUND | CLASS A
Risk/Return:
Trading Symbol	PMIEX
Classes A and C Prospectus | PNC INTERNATIONAL EQUITY FUND | CLASS C
Risk/Return:
Trading Symbol	PIUCX
Classes A and C Prospectus | PNC LARGE CAP CORE FUND | CLASS A
Risk/Return:
Trading Symbol	PLEAX
Classes A and C Prospectus | PNC LARGE CAP CORE FUND | CLASS C
Risk/Return:
Trading Symbol	PLECX
Classes A and C Prospectus | PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	PEWAX
Classes A and C Prospectus | PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	PEWCX
Classes A and C Prospectus | PNC LARGE CAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	PLVAX
Classes A and C Prospectus | PNC LARGE CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	PALVX
Classes A and C Prospectus | PNC MID CAP FUND | CLASS A
Risk/Return:
Trading Symbol	PMCAX
Classes A and C Prospectus | PNC MID CAP FUND | CLASS C
Risk/Return:
Trading Symbol	PMFCX
Classes A and C Prospectus | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Risk/Return:
Trading Symbol	PLOAX
Classes A and C Prospectus | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS C
Risk/Return:
Trading Symbol	PLOCX
Classes A and C Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	PLWAX
Classes A and C Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	PLWCX
Classes A and C Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	PMRRX
Classes A and C Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	PSVCX
Classes A and C Prospectus | PNC S&P 500 INDEX FUND | CLASS A
Risk/Return:
Trading Symbol	PIIAX
Classes A and C Prospectus | PNC S&P 500 INDEX FUND | CLASS C
Risk/Return:
Trading Symbol	PPICX
Classes A and C Prospectus | PNC SMALL CAP FUND | CLASS A
Risk/Return:
Trading Symbol	PPCAX
Classes A and C Prospectus | PNC SMALL CAP FUND | CLASS C
Risk/Return:
Trading Symbol	PPCCX
Classes A and C Prospectus | PNC BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PAAAX
Classes A and C Prospectus | PNC BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PFDCX
Classes A and C Prospectus | PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk/Return:
Trading Symbol	POMAX
Classes A and C Prospectus | PNC GOVERNMENT MORTGAGE FUND | CLASS C
Risk/Return:
Trading Symbol	PGTCX
Classes A and C Prospectus | PNC High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	PAHBX
Classes A and C Prospectus | PNC INTERMEDIATE BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PBFAX
Classes A and C Prospectus | PNC INTERMEDIATE BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PIBCX
Classes A and C Prospectus | PNC LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PLFAX
Classes A and C Prospectus | PNC LIMITED MATURITY BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PFLCX
Classes A and C Prospectus | PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Risk/Return:
Trading Symbol	PTVAX
Classes A and C Prospectus | PNC TOTAL RETURN ADVANTAGE FUND | CLASS C
Risk/Return:
Trading Symbol	PTVCX
Classes A and C Prospectus | PNC ULTRA SHORT BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PSBAX
Classes A and C Prospectus | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PTBIX
Classes A and C Prospectus | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PITCX
Classes A and C Prospectus | PNC Maryland Tax Exempt Bond Fund | Class A
Risk/Return:
Trading Symbol	PDATX
Classes A and C Prospectus | PNC Maryland Tax Exempt Bond Fund | Class C
Risk/Return:
Trading Symbol	PDACX
Classes A and C Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PMMAX
Classes A and C Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PMICX
Classes A and C Prospectus | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:
Trading Symbol	POXAX
Classes A and C Prospectus | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:
Trading Symbol	POXCX
Classes A and C Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PPMAX
Classes A and C Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PPMCX
Classes A and C Prospectus | PNC Tax Exempt Limited Maturity Bond Fund | Class A
Risk/Return:
Trading Symbol	PDLAX
Classes A and C Prospectus | PNC MONEY MARKET FUND | CLASS A
Risk/Return:
Trading Symbol	PEAXX
Classes A and C Prospectus | PNC MONEY MARKET FUND | CLASS C
Risk/Return:
Trading Symbol	PECXX
Class I Prospectus | PNC BALANCED ALLOCATION FUND | CLASS I
Risk/Return:
Trading Symbol	PBLIX
Class I Prospectus | PNC INTERNATIONAL EQUITY FUND | CLASS I
Risk/Return:
Trading Symbol	PIUIX
Class I Prospectus | PNC LARGE CAP CORE FUND | CLASS I
Risk/Return:
Trading Symbol	PLEIX
Class I Prospectus | PNC LARGE CAP GROWTH FUND | CLASS I
Risk/Return:
Trading Symbol	PEWIX
Class I Prospectus | PNC LARGE CAP VALUE FUND | CLASS I
Risk/Return:
Trading Symbol	PLIVX
Class I Prospectus | PNC MID CAP FUND | CLASS I
Risk/Return:
Trading Symbol	PMVIX
Class I Prospectus | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Risk/Return:
Trading Symbol	PLOIX
Class I Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Risk/Return:
Trading Symbol	PLTIX
Class I Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk/Return:
Trading Symbol	PMUIX
Class I Prospectus | PNC S&P 500 INDEX FUND | CLASS I
Risk/Return:
Trading Symbol	PSXIX
Class I Prospectus | PNC SMALL CAP FUND | CLASS I
Risk/Return:
Trading Symbol	PPCIX
Class I Prospectus | PNC BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PFDIX
Class I Prospectus | PNC GOVERNMENT MORTGAGE FUND | CLASS I
Risk/Return:
Trading Symbol	PTGIX
Class I Prospectus | PNC High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	PIHBX
Class I Prospectus | PNC INTERMEDIATE BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PIKIX
Class I Prospectus | PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PMYIX
Class I Prospectus | PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Risk/Return:
Trading Symbol	PTVIX
Class I Prospectus | PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PNCIX
Class I Prospectus | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PTIIX
Class I Prospectus | PNC Maryland Tax Exempt Bond Fund | Class I
Risk/Return:
Trading Symbol	PDITX
Class I Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PBFIX
Class I Prospectus | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:
Trading Symbol	POXIX
Class I Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PIBIX
Class I Prospectus | PNC Tax Exempt Limited Maturity Bond Fund | Class I
Risk/Return:
Trading Symbol	PDLIX
Class I Prospectus | PNC Mid Cap Index Fund | Class I
Risk/Return:
Trading Symbol	PMCIX
Class I Prospectus | PNC Small Cap Index Fund | Class I
Risk/Return:
Trading Symbol	PISCX
Class I Prospectus | PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Risk/Return:
Trading Symbol	PKIXX
Class I Prospectus | PNC MONEY MARKET FUND | CLASS I
Risk/Return:
Trading Symbol	PCIXX
Class I Prospectus | PNC TREASURY MONEY MARKET FUND | CLASS I
Risk/Return:
Trading Symbol	PDIXX
Class I Prospectus | PNC Retirement Income Fund | CLASS I
Risk/Return:
Trading Symbol	PDTBX
Class I Prospectus | PNC Target 2020 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTCX
Class I Prospectus | PNC Target 2030 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTEX
Class I Prospectus | PNC Target 2040 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTGX
Class I Prospectus | PNC Target 2050 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTIX
Classes R4 and R5 Prospectus | PNC S&P 500 INDEX FUND | Class R4
Risk/Return:
Trading Symbol	PSPEX
Classes R4 and R5 Prospectus | PNC S&P 500 INDEX FUND | Class R5
Risk/Return:
Trading Symbol	PSFFX
Classes R4 and R5 Prospectus | PNC Mid Cap Index Fund | Class R4
Risk/Return:
Trading Symbol	PMCEX
Classes R4 and R5 Prospectus | PNC Mid Cap Index Fund | Class R5
Risk/Return:
Trading Symbol	PMCFX
Classes R4 and R5 Prospectus | PNC Small Cap Index Fund | Class R4
Risk/Return:
Trading Symbol	PESCX
Classes R4 and R5 Prospectus | PNC Small Cap Index Fund | Class R5
Risk/Return:
Trading Symbol	PSCFX
Class A Prospectus | PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Risk/Return:
Trading Symbol	PGAXX
Class A Prospectus | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS A
Risk/Return:
Trading Symbol	POAXX
Class A Prospectus | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:
Trading Symbol	PSAXX
Class A Prospectus | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:
Trading Symbol	PXAXX
Class A Prospectus | PNC TREASURY MONEY MARKET FUND | CLASS A
Risk/Return:
Trading Symbol	PRAXX
Classes I and T Prospectus | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS I
Risk/Return:
Trading Symbol	PYIXX
Classes I and T Prospectus | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS T
Risk/Return:
Trading Symbol	POTXX
Classes I and T Prospectus | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:
Trading Symbol	PFIXX
Classes I and T Prospectus | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:
Trading Symbol	PPTXX
Classes I and T Prospectus | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:
Trading Symbol	PXIXX
Classes I and T Prospectus | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:
Trading Symbol	PXTXX
Class R Prospectus | PNC Retirement Income Fund | CLASS I
Risk/Return:
Trading Symbol	PDTBX
Class R Prospectus | PNC Retirement Income Fund | CLASS R
Risk/Return:
Trading Symbol	PDTAX
Class R Prospectus | PNC Target 2020 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTCX
Class R Prospectus | PNC Target 2020 Fund | CLASS R
Risk/Return:
Trading Symbol	PDTDX
Class R Prospectus | PNC Target 2030 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTEX
Class R Prospectus | PNC Target 2030 Fund | CLASS R
Risk/Return:
Trading Symbol	PDTFX
Class R Prospectus | PNC Target 2040 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTGX
Class R Prospectus | PNC Target 2040 Fund | CLASS R
Risk/Return:
Trading Symbol	PDTHX
Class R Prospectus | PNC Target 2050 Fund | CLASS I
Risk/Return:
Trading Symbol	PDTIX
Class R Prospectus | PNC Target 2050 Fund | CLASS R
Risk/Return:
Trading Symbol	PDTJX